Investment in associates - Schedule of Financial Information Own Financial Statements (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Non-current assets		$ 2,159,207	[1]		$ 2,019,452
Current assets		(1,845,522)	[1]		(2,272,758)
Non-current liabilities		(2,608,199)	[1]		(1,920,617)
Current liabilities		(3,208,431)	[1]		(3,622,584)
Less capital reserves		3,621,961	[1]		$ 3,615,187
Revenue	[2]	909,247		$ 1,236,365
Net loss	[2],[3]	(543,878)		(341,543)
Other comprehensive loss	[2]	(23,807)		(27,502)
Total comprehensive loss	[2]	(567,685)		(369,045)
The Group's share of losses in Polestar Times Technology	[2]	$ 199,278		$ 94,963
Polestar Technology
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest		46.20%
Non-current assets		$ 44,759
Current assets		(60,806)
Non-current liabilities		(21,379)
Current liabilities		(132,663)
Net liabilities		(48,477)
Less capital reserves		(29,492)
Adjusted Net liabilities		(77,969)
The Group's share of net liabilities		(36,021)
Elimination of effects of downstream sales		(550)
Unrecognized effects of downstream sales		6,386
Unrecognized losses in Polestar Times Technology		29,231
Other reconciling items		954
Carrying amount of the Group's investment in Polestar Times Technology		0
Revenue		44,490
Net loss		(70,851)
Other comprehensive loss		(1,836)
Total comprehensive loss		(72,687)
The Group's share of losses in Polestar Times Technology		$ (33,581)

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[3]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.